Filed pursuant to Rule 497(e)

Registration Nos. 333-14729 and 811-07755

[CHAPMAN AND CUTLER LLP LETTERHEAD]

April 5, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Multistate Trust II
File Nos. 333-14729 and 811-07755

Ladies and Gentlemen:

On behalf of Nuveen Multistate Trust II (the “Registrant”) and it series, Nuveen California High Yield Municipal Bond Fund, Nuveen California Intermediate Municipal Bond Fund, Nuveen California Municipal Bond Fund, Nuveen Connecticut Municipal Bond Fund, Nuveen Massachusetts Municipal Bond Fund, Nuveen New Jersey Municipal Bond Fund and Nuveen New York Municipal Bond Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on March 29, 2019.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures